Long-Term Investments - Schedule of Ownership Percentages of Each Investee (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Braingenesis Biotechnology Co., Ltd. [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	0.17%	[1]	0.17%	[1],[2]	0.17%	[2]
Accounting treatments	Cost Method	[1]	Cost Method	[2]
Genepharm Biotech Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	0.67%		0.67%		0.67%
Accounting treatments	Cost Method		Cost Method
BioHopeKing Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	5.90%		5.90%		5.90%
Accounting treatments	Cost Method		Cost Method
ForSeeCon Eye Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	19.78%		19.78%
Accounting treatments	Cost Method		Cost Method
BioFirst Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	18.68%		18.68%		18.68%
Accounting treatments	Equity Method		Equity Method
OncoX BioPharma, Inc. [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	24.97%		24.97%
Accounting treatments	Equity Method		Equity Method
Rgene Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	37.00%		26.65%		26.65%
Accounting treatments	Equity Method		Equity Method

[1]	This company was acquired by Canal Biotech Corporation Inc. Our stock is in the process of replacement with the stock of the acquired company and the ownership percentage is subject to change.
[2]	This company was acquired by Canal Biotech Corporation Inc. Our stock is in the process of replacement with the stock of the acquired company and the ownership percentage is subject to change.